Financial Instruments Fair Value Disclosures - Summary of Changes In Significant Unobservable Inputs Under Valuation Model Used In Level Fair Value Measurement (Detail) $ in Millions			6 Months Ended
	Jun. 30, 2020 GBP (£)	Jan. 13, 2020 USD ($)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£)	Jun. 30, 2020 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Undiscounted contingent liability for future payments | $					$ 80.0
Period Of Historical Volatility			30 days
Milestone payment for regulatory and commercial achievements | $		$ 300.0
Weighted average cost of capital [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Weighted average cost of capital	15.30%		15.30%	15.30%	15.30%
Percentage of increase decrease in sensitivity analysis affecting input to fair value			1.00%	1.00%
Increase decrease in sensitivity analysis affecting input to fair value			£ 33,000	£ 38,000
Probability of success [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Percentage of increase decrease in sensitivity analysis affecting input to fair value			10.00%	10.00%
Increase decrease in sensitivity analysis affecting input to fair value			£ 300,000	£ 400,000
Expected Volatility One [Member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Expected Volatility Percentage	66.00%
Financial liabilities, at fair value	£ 37,401,035		£ 37,401,035
Bottom of range [member] | Probability of success [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Probability of success			15.80%	15.80%
Top of range [member] | Probability of success [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Probability of success			95.00%	95.00%
Weighted average [member] | Expected Volatility Member [Member] | Warrants Related To PIPE Member [Member] | Black Scholes Model [Member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Expected Volatility Percentage			61.50%